Consolidated Statements of Changes in Equity - USD ($)	Total	Common Shares [Member]	Accumulated Share-Based Compensation [Member]	Accumulated Deficit [Member]
Balance at Sep. 30, 2014	$ 10,464,735	$ 37,883,877	$ 5,073,144	$ (32,492,286)
Balance (in shares) at Sep. 30, 2014		1,134,569
Proceeds from exercise of warrants	12,609	$ 12,609	0	0
Proceeds from exercise of warrants (in shares)		574
Transfer to common shares on exercise of warrants	9,574	$ 10,000	(426)	0
Proceeds from exercise of options	94,168	$ 94,168	0	0
Proceeds from exercise of options (in shares)		5,536
Transfer to common shares on exercise of options	0	$ 113,561	(113,561)	0
Share-based compensation	267,222	0	267,222	0
Net loss	(2,843,029)	0	0	(2,843,029)
Balance at Sep. 30, 2015	8,005,279	$ 38,114,215	5,226,379	(35,335,315)
Balance (in shares) at Sep. 30, 2015		1,140,679
Issuance of common shares	6,750,000	$ 6,750,000	0	0
Issuance of common shares (in shares)		241,071
Share issuance costs	(805,264)	$ (805,264)	0	0
Proceeds from exercise of warrants	1,368,260	$ 1,368,260	0	0
Proceeds from exercise of warrants (in shares)		66,286
Transfer to common shares on exercise of warrants	1,762,586	$ 1,853,581	(90,995)	0
Share-based compensation	259,379	0	259,379	0
Net loss	(5,026,080)	0	0	(5,026,080)
Balance at Sep. 30, 2016	12,314,160	$ 47,280,792	5,394,763	(40,361,395)
Balance (in shares) at Sep. 30, 2016		1,448,036
Issuance of performance shares	0	$ 1,070,909	(1,070,909)	0
Issuance of performance shares (in shares)		54,834
Share-based compensation	115,546	$ 0	115,546	0
Net loss	(5,030,648)	0	0	(5,030,648)
Balance at Sep. 30, 2017	7,399,058	$ 48,351,701	$ 4,439,400	$ (45,392,043)
Balance (in shares) at Sep. 30, 2017		1,502,870
Net loss	(2,753,273)
Balance at Mar. 31, 2018	$ 4,739,953